Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Growth ETF
March 31, 2026
LGG-NPRT3-0526
1.9910062.101
Common Stocks - 99.0%
	Shares	Value ($)
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	364,885	25,224,500
UNITED STATES - 98.5%
Communication Services - 12.6%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)	1,331	110,300
Entertainment - 1.8%
Electronic Arts Inc	120,619	24,590,596
Netflix Inc (b)	463,127	44,529,661
Roku Inc Class A (b)	145,578	13,774,590
		82,894,847
Interactive Media & Services - 10.8%
Alphabet Inc Class A	587,366	168,902,968
Alphabet Inc Class C	526,074	150,909,588
Meta Platforms Inc Class A	322,088	184,276,207
		504,088,763
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	21,062	4,423,652
TOTAL COMMUNICATION SERVICES		591,517,562
Consumer Discretionary - 11.4%
Automobiles - 3.8%
Tesla Inc (b)	482,933	179,530,343
Broadline Retail - 4.2%
Amazon.com Inc (b)	949,042	197,656,977
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	265,808	33,566,234
DraftKings Inc Class A (b)	223,003	4,821,325
Expedia Group Inc Class A	128,715	29,719,006
		68,106,565
Leisure Products - 0.3%
Hasbro Inc	170,195	15,930,252
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (b)	107,445	9,817,250
Home Depot Inc/The	111,288	36,601,510
Ross Stores Inc	125,241	27,130,958
		73,549,718
TOTAL CONSUMER DISCRETIONARY		534,773,855
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	49,354	49,177,806
Maplebear Inc (b)	156,037	5,845,146
TOTAL CONSUMER STAPLES		55,022,952
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Midstream Corp	548,520	12,506,256
Texas Pacific Land Corp	856	406,223
TOTAL ENERGY		12,912,479
Financials - 4.8%
Capital Markets - 1.0%
Bank of New York Mellon Corp/The	204,898	24,307,050
Charles Schwab Corp/The	203,885	19,161,112
Virtu Financial Inc Class A	48,441	2,130,435
		45,598,597
Consumer Finance - 0.4%
American Express Co	69,505	21,023,872
Financial Services - 3.4%
Mastercard Inc Class A	185,986	92,929,765
Visa Inc Class A	204,736	61,879,409
		154,809,174
Insurance - 0.0%
Progressive Corp/The	10,418	2,065,264
TOTAL FINANCIALS		223,496,907
Health Care - 8.1%
Biotechnology - 4.2%
AbbVie Inc	413,847	90,007,585
ACADIA Pharmaceuticals Inc (b)	33,432	744,196
Alnylam Pharmaceuticals Inc (b)	97,768	32,348,498
Exelixis Inc (b)	505,171	21,666,784
Gilead Sciences Inc	190,763	26,586,639
Incyte Corp (b)	196,932	18,535,240
Insmed Inc (b)	3,510	573,955
PTC Therapeutics Inc (b)	44,029	2,999,696
		193,462,593
Health Care Equipment & Supplies - 0.1%
Intuitive Surgical Inc (b)	9,461	4,361,426
Life Sciences Tools & Services - 0.3%
Illumina Inc (b)	118,971	14,664,365
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	465,111	28,208,982
Eli Lilly & Co	148,341	136,439,602
		164,648,584
TOTAL HEALTH CARE		377,136,968
Industrials - 8.6%
Aerospace & Defense - 2.8%
GE Aerospace	255,963	72,634,621
HEICO Corp	54,492	14,941,707
HEICO Corp Class A	32,304	6,819,051
Howmet Aerospace Inc	78,605	18,115,308
Rocket Lab Corp	17,508	1,124,364
RTX Corp	93,570	18,049,653
		131,684,704
Building Products - 0.8%
Allegion plc	80,624	11,713,861
Johnson Controls International plc	186,816	24,463,555
		36,177,416
Commercial Services & Supplies - 0.8%
Cintas Corp	96,415	16,307,633
Veralto Corp	240,535	21,268,105
		37,575,738
Construction & Engineering - 0.8%
Comfort Systems USA Inc	23,378	32,238,028
Tutor Perini Corp	51,843	4,001,761
		36,239,789
Electrical Equipment - 1.7%
AMETEK Inc	82,593	17,704,635
GE Vernova Inc	34,157	29,815,646
Rockwell Automation Inc	29,099	10,443,049
Vertiv Holdings Co Class A	91,664	22,969,165
		80,932,495
Ground Transportation - 1.5%
Lyft Inc Class A (b)(c)	1,634,085	21,733,331
Uber Technologies Inc (b)	688,551	49,527,473
		71,260,804
Machinery - 0.2%
Illinois Tool Works Inc	21,881	5,695,406
Toro Co/The	43,151	4,032,029
		9,727,435
TOTAL INDUSTRIALS		403,598,381
Information Technology - 51.1%
Communications Equipment - 0.7%
Arista Networks Inc (b)	249,011	30,573,571
Cisco Systems Inc	20,651	1,602,311
Motorola Solutions Inc	1,404	609,294
		32,785,176
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	395,166	49,929,225
Keysight Technologies Inc (b)	63,920	18,049,090
		67,978,315
IT Services - 0.0%
MongoDB Inc Class A (b)	4,187	1,024,852
Snowflake Inc (b)	10,994	1,658,115
		2,682,967
Semiconductors & Semiconductor Equipment - 22.2%
Advanced Micro Devices Inc (b)	40,426	8,223,861
Applied Materials Inc	42,019	14,361,674
Broadcom Inc	791,508	244,979,641
Cirrus Logic Inc (b)(c)	81,797	11,829,482
KLA Corp	12,727	18,739,362
Lam Research Corp	323,797	69,182,467
Micron Technology Inc	61,439	20,756,552
NVIDIA Corp	3,569,423	622,507,372
QUALCOMM Inc	228,014	29,363,643
		1,039,944,054
Software - 14.3%
Adobe Inc (b)	167,766	40,780,559
Atlassian Corp Class A (b)(c)	351,165	23,967,011
Crowdstrike Holdings Inc Class A (b)	59,974	23,414,449
Docusign Inc (b)	451,903	21,424,721
Fortinet Inc (b)	421,715	34,462,550
HubSpot Inc (b)	29,029	7,085,979
Intuit Inc	24,145	10,439,815
Microsoft Corp	1,036,065	383,520,182
Oracle Corp	122,493	18,019,945
Palantir Technologies Inc Class A (b)	251,032	36,720,961
ServiceNow Inc (b)	239,028	24,990,377
Tenable Holdings Inc (b)	621,389	10,510,795
Zoom Communications Inc Class A (b)	320,429	25,759,287
Zscaler Inc (b)	45,661	6,405,782
		667,502,413
Technology Hardware, Storage & Peripherals - 12.4%
Apple Inc	2,220,320	563,495,013
NetApp Inc	180,657	18,497,470
		581,992,483
TOTAL INFORMATION TECHNOLOGY		2,392,885,408
Materials - 0.4%
Chemicals - 0.4%
Linde PLC	37,616	18,648,508
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	84,612	618,514
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc	10,973	1,603,594
TOTAL UNITED STATES		4,612,215,128
TOTAL COMMON STOCKS (Cost $3,471,867,339)		4,637,439,628

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026	3.53	3,490,000	3,489,648
US Treasury Bills 0% 5/21/2026	3.62	470,000	467,631
US Treasury Bills 0% 5/28/2026 (e)	3.62	2,630,000	2,614,854
US Treasury Bills 0% 6/4/2026 (e)	3.62	2,330,000	2,315,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,887,478)			8,887,164

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	35,788,238	35,795,395
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	26,494,376	26,497,025
TOTAL MONEY MARKET FUNDS (Cost $62,292,420)			62,292,420

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,543,047,237)	4,708,619,212
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(25,309,889)
NET ASSETS - 100.0%	4,683,309,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	120	6/2026	39,424,500	(628,257)

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,960,293.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,098,473	297,718,412	336,021,128	1,488,300	(362)	-	35,795,395	35,788,238	0.1%
Fidelity Securities Lending Cash Central Fund	1,044,900	337,667,881	312,214,384	4,203	(1,372)	-	26,497,025	26,494,376	0.1%
Total	75,143,373	635,386,293	648,235,512	1,492,503	(1,734)	-	62,292,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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